UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/13

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks 50.3%			
Automobiles & Components 0.8%			
[a]BorgWarner Inc.	United States	570	$ 42,414
[a]Brilliance China Automotive Holdings Ltd.	China	114,000	157,278
[a]General Motors Co.	United States	1,990	54,029
[a]Mazda Motor Corp.	Japan	21,000	63,265
Toyota Motor Corp.	Japan	1,500	77,178
			394,164
Banks 4.0%			
[b]Akbank TAS, 144A	Turkey	1,400	6,804
Bank of Nova Scotia	Canada	2,800	166,873
BNP Paribas SA	France	3,190	179,588
China Merchants Bank Co. Ltd., H	China	61,500	133,377
[a]CIT Group Inc.	United States	763	31,939
Hana Financial Group Inc.	South Korea	2,190	81,593
Itau Unibanco Holding SA, ADR	Brazil	5,600	98,896
KB Financial Group Inc.	South Korea	3,760	136,967
KBC GROEP NV	Belgium	1,914	71,019
[a]Lloyds Banking Group PLC	United Kingdom	97,260	80,388
PNC Financial Services Group Inc.	United States	1,440	89,842
PT Bank Danamon Indonesia Tbk	Indonesia	175,500	114,415
[a]Signature Bank	United States	610	45,305
[a]Societe Generale	France	2,750	105,630
[a]UniCredit SpA	Italy	19,987	101,597
United Bank Ltd.	Pakistan	164,700	155,930
United Overseas Bank Ltd.	Singapore	11,800	181,795
Wells Fargo & Co.	United States	2,100	73,668
			1,855,626
Capital Goods 3.5%			
Alstom SA	France	690	30,460
BAE Systems PLC	United Kingdom	12,820	69,075
Carillion PLC	United Kingdom	9,210	43,206
Danaher Corp.	United States	1,170	72,072
Fastenal Co.	United States	1,100	56,793
Honeywell International Inc.	United States	570	39,957
Huntington Ingalls Industries Inc.	United States	620	29,785
Hyundai Development Co.	South Korea	6,890	157,262
ITOCHU Corp.	Japan	7,900	91,275
[a]Kloeckner & Co. SE	Germany	2,410	35,568
Koninklijke Philips Electronics NV	Netherlands	1,940	55,033
MTU Aero Engines Holding AG	Germany	1,900	176,732
Noble Group Ltd.	Hong Kong	193,000	184,670
[a]Oshkosh Corp.	United States	708	27,300
[a]Owens Corning Inc.	United States	465	18,047
Pall Corp.	United States	900	61,362
Precision Castparts Corp.	United States	320	59,709
Raytheon Co.	United States	479	26,139
Rockwell Automation Inc.	United States	480	43,363
Roper Industries Inc.	United States	420	52,336
Shanghai Electric Group Co. Ltd.	China	58,000	23,333
Siemens AG	Germany	490	50,954
SIG PLC	United Kingdom	20,500	43,389
Stanley Black & Decker Inc.	United States	294	23,138
TransDigm Group Inc.	United States	290	41,279
[a]United Rentals Inc.	United States	700	37,387
United Technologies Corp.	United States	530	47,991
[a]Vestas Wind Systems AS	Denmark	3,404	24,325
			1,621,940
Commercial & Professional Services 1.1%			
Experian PLC	United Kingdom	10,000	165,851

G4S PLC	United Kingdom	12,490	54,946
ªNielsen Holdings NV	United States	820	27,626
Randstad Holding NV	Netherlands	1,280	54,440
SGS SA	Switzerland	70	177,970
ªStericycle Inc.	United States	630	60,430
			541,263
Consumer Durables & Apparel 0.8%			
Billabong International Ltd.	Australia	13,620	11,893
Compagnie Financiere Richemont SA	Switzerland	17	1,367
ªLululemon Athletica Inc.	Canada	310	20,786
Luxottica Group SpA	Italy	4,300	199,706
Namco Bandai Holdings Inc.	Japan	3,400	54,115
Ralph Lauren Corp.	United States	360	62,449
ªUnder Armour Inc., A	United States	840	41,395
			391,711
Consumer Services 0.0%†			
ªChipotle Mexican Grill Inc.	United States	70	22,175
Diversified Financials 2.7%			
Aberdeen Asset Management PLC	United Kingdom	27,500	179,286
AGF Management Ltd.	Canada	500	5,680
Citigroup Inc.	United States	1,152	48,350
Credit Suisse Group AG	Switzerland	7,710	206,637
Deutsche Boerse AG	Germany	2,900	179,852
ªING Groep NV	Netherlands	31,145	250,489
ªIntercontinentalExchange Inc.	United States	280	43,350
JPMorgan Chase & Co.	United States	870	42,560
KIWOOM Securities Co. Ltd.	South Korea	459	26,117
Korea Investment Holdings Co. Ltd.	South Korea	690	29,303
Man Group PLC	United Kingdom	63,540	96,708
Morgan Stanley	United States	1,895	42,732
NYSE Euronext	United States	904	33,701
T. Rowe Price Group Inc.	United States	960	68,342
			1,253,087
Energy 6.6%			
Apache Corp.	United States	1,005	74,641
Baker Hughes Inc.	United States	2,565	114,963
BG Group PLC	United Kingdom	200	3,535
BP PLC	United Kingdom	21,591	145,929
Chevron Corp.	United States	530	62,089
CNOOC Ltd.	China	55,000	108,217
CONSOL Energy Inc.	United States	1,910	61,407
Ensco PLC, A	United States	380	22,853
Ensign Energy Services Inc.	Canada	6,800	113,075
Fugro NV	Netherlands	3,400	162,059
Gazprom, ADR	Russia	25,700	228,216
Inner Mongolia Yitai Coal Co. Ltd., B	China	19,500	112,456
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	1,850	119,649
Marathon Oil Corp.	United States	2,448	82,008
Murphy Oil Corp.	United States	665	40,485
National Oilwell Varco Inc.	United States	480	32,702
Noble Corp.	United States	1,810	64,834
Noble Energy Inc.	United States	400	44,332
OAO TMK, GDR	Russia	6,550	97,759
PetroChina Co. Ltd., H	China	78,000	107,209
ªPlains Exploration & Production Co.	United States	1,280	58,074
ᵇReliance Industries Ltd., GDR, 144A	India	4,370	131,930
Royal Dutch Shell PLC, A	United Kingdom	2,612	85,899
Royal Dutch Shell PLC, B	United Kingdom	2,430	81,940
Saipem SpA	Italy	5,800	155,138
ªSBM Offshore NV	Netherlands	2,010	28,194
Schlumberger Ltd.	United States	740	57,609
Statoil ASA	Norway	4,770	118,609
Suncor Energy Inc.	Canada	2,400	72,763
Talisman Energy Inc.	Canada	5,900	74,126

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Total SA, B	France	2,130	106,532
[a]Transocean Ltd.	United States	1,247	65,218
Trican Well Service Ltd.	Canada	7,000	90,255
WorleyParsons Ltd.	Australia	6,100	165,965
[a]WPX Energy Inc.	United States	508	7,209
			3,097,879
Food & Staples Retailing 2.0%			
Carrefour SA	France	3,030	82,629
CVS Caremark Corp.	United States	2,339	119,570
Dairy Farm International Holdings Ltd.	Hong Kong	9,900	131,769
The Kroger Co.	United States	2,880	84,125
Tesco PLC	United Kingdom	23,270	130,436
Wal-Mart de Mexico SAB de CV, V	Mexico	31,800	99,640
Wal-Mart Stores Inc.	United States	387	27,392
Walgreen Co.	United States	1,330	54,450
Whole Foods Market Inc.	United States	610	52,228
Woolworths Ltd.	Australia	4,500	160,533
			942,772
Food, Beverage & Tobacco 1.8%			
Altria Group Inc.	United States	1,738	58,310
British American Tobacco PLC	United Kingdom	2,097	109,227
The Coca-Cola Co.	United States	1,530	59,242
Coca-Cola Enterprises Inc.	United Kingdom	820	29,340
Dr. Pepper Snapple Group Inc.	United States	691	30,141
General Mills Inc.	United States	512	23,680
Imperial Tobacco Group PLC	United Kingdom	2,286	82,848
Lorillard Inc.	United States	1,373	52,915
Mead Johnson Nutrition Co., A	United States	380	28,466
Mondelez International Inc., A	United States	1,273	35,198
PepsiCo Inc.	United States	880	66,678
Pernod Ricard SA	France	302	39,202
Philip Morris International Inc.	United States	395	36,241
Univanich Palm Oil PCL, fgn.	Thailand	38,800	138,734
[a]WhiteWave Foods Co., A	United States	2,390	37,380
			827,602
Health Care Equipment & Services 2.6%			
Abbott Laboratories	United States	1,030	34,804
[a]Boston Scientific Corp.	United States	1,608	11,883
[a]Cerner Corp.	United States	720	62,971
Cigna Corp.	United States	1,438	84,065
Cochlear Ltd.	Australia	2,200	159,168
[a]DaVita HealthCare Partners Inc.	United States	410	49,044
[a]Edwards Lifesciences Corp.	United States	300	25,779
Elekta AB, B	Sweden	11,500	172,543
Essilor International SA	France	1,500	154,865
[a]Express Scripts Holding Co.	United States	760	43,252
Getinge AB, B	Sweden	6,807	204,998
McKesson Corp.	United States	340	36,084
Medtronic Inc.	United States	1,936	87,043
Nobel Biocare Holding AG	Switzerland	3,836	37,259
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,500	13,979
Stryker Corp.	United States	360	22,997
WellPoint Inc.	United States	630	39,173
			1,239,907
Household & Personal Products 0.8%			
Avon Products Inc.	United States	2,240	43,792
Hengan International Group Co. Ltd.	China	17,000	172,067
Reckitt Benckiser Group PLC	United Kingdom	2,300	154,624
			370,483
Insurance 2.1%			
ACE Ltd.	United States	1,736	148,237
Admiral Group PLC	United Kingdom	8,300	157,421
Aegon NV	Netherlands	14,203	84,995

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Aflac Inc.	United States	670	33,467
[a]Alleghany Corp.	United States	158	59,703
[a]American International Group Inc.	United States	2,775	105,478
Aviva PLC	United Kingdom	22,800	123,401
AXA SA	France	6,730	116,947
MetLife Inc.	United States	1,590	56,350
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	220	39,565
Swiss Re AG	Switzerland	610	48,799
Zurich Insurance Group AG	Switzerland	123	33,674
			1,008,037
Materials 4.2%			
Airgas Inc.	United States	450	45,126
Akzo Nobel NV	Netherlands	960	61,349
Anglo American PLC	United Kingdom	4,300	124,183
Antofagasta PLC	Chile	7,100	117,754
Arab Potash Co. PLC	Jordan	1,907	117,000
CRH PLC	Ireland	3,040	66,385
Domtar Corp.	United States	227	16,925
Ecolab Inc.	United States	1,240	94,922
Impala Platinum Holdings Ltd.	South Africa	8,150	125,688
International Paper Co.	United States	1,352	59,502
Linde AG	Germany	158	28,663
MeadWestvaco Corp.	United States	1,240	44,280
POSCO	South Korea	247	80,522
Praxair Inc.	United States	600	67,830
Rexam PLC	United Kingdom	4,410	34,396
Sika AG	Switzerland	70	173,786
Symrise AG	Germany	4,400	166,911
Syngenta AG	Switzerland	500	212,456
Tata Steel Ltd., GDR	India	17,323	111,560
[a]ThyssenKrupp AG	Germany	1,510	34,069
Umicore SA	Belgium	3,600	180,031
			1,963,338
Media 1.4%			
British Sky Broadcasting Group PLC	United Kingdom	3,870	49,936
CBS Corp., B	United States	538	23,344
Comcast Corp., Special A	United States	326	12,489
[a]DIRECTV	United States	960	46,243
[a]Discovery Communications Inc., C	United States	1,090	70,305
Kabel Deutschland Holdings AG	Germany	1,000	86,761
News Corp., B	United States	3,590	105,043
Reed Elsevier PLC	United Kingdom	6,310	67,878
Sirius XM Radio Inc.	United States	15,670	48,577
Time Warner Cable Inc.	United States	755	65,224
The Walt Disney Co.	United States	1,340	73,151
			648,951
Pharmaceuticals, Biotechnology & Life Sciences 3.4%			
[a]Actavis Inc.	United States	870	74,089
Allergan Inc.	United States	800	86,736
[a]Biogen Idec Inc.	United States	400	66,536
Bristol-Myers Squibb Co.	United States	1,200	44,364
[a]Celgene Corp.	United States	750	77,385
CSL Ltd.	Australia	2,900	177,706
Eli Lilly & Co.	United States	381	20,826
Gerresheimer AG	Germany	600	34,578
GlaxoSmithKline PLC	United Kingdom	5,460	120,553
[a]Hospira Inc.	United States	687	20,218
Ipsen SA	France	830	28,743
Lonza Group AG	Switzerland	600	37,496
Merck & Co. Inc.	United States	3,522	150,495
Novartis AG	Switzerland	880	59,784
Novo Nordisk AS, B	Denmark	1,030	179,949
Pfizer Inc.	United States	2,475	67,741
Roche Holding AG	Switzerland	500	114,580

Franklin Templeton International Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Sanofi	France	1,490	141,242
Teva Pharmaceutical Industries Ltd., ADR	Israel	990	37,026
[a]Waters Corp.	United States	370	34,306
			1,574,353
Real Estate 0.9%			
American Tower Corp.	United States	1,000	77,600
Hang Lung Properties Ltd.	Hong Kong	45,500	175,413
Land and Houses PCL, fgn.	Thailand	378,500	152,493
			405,506
Retailing 1.5%			
[a]Amazon.com Inc.	United States	270	71,353
Dick's Sporting Goods Inc.	United States	710	35,500
[a]Dollar General Corp.	United States	1,000	46,340
Inditex SA	Spain	1,300	174,286
Kingfisher PLC	United Kingdom	14,180	59,563
Kohl's Corp.	United States	896	41,306
Li & Fung Ltd.	Hong Kong	120,000	160,914
Marks & Spencer Group PLC	United Kingdom	8,350	47,029
[a]Priceline.com Inc.	United States	40	27,503
Tractor Supply Co.	United States	280	29,117
			692,911
Semiconductors & Semiconductor Equipment 1.4%			
ARM Holdings PLC	United Kingdom	11,000	159,371
ASML Holding NV	Netherlands	2,400	170,894
Microchip Technology Inc.	United States	1,400	51,058
Samsung Electronics Co. Ltd.	South Korea	69	98,249
Siliconware Precision Industries Co., ADR	Taiwan	15,560	82,312
[a]Trina Solar Ltd., ADR	China	9,400	37,600
Xilinx Inc.	United States	1,530	57,023
			656,507
Software & Services 4.3%			
[a]ANSYS Inc.	United States	520	39,416
Capcom Co. Ltd.	Japan	1,600	24,585
[a]Check Point Software Technologies Ltd.	Israel	3,580	187,986
[a]Cognizant Technology Solutions Corp., A	United States	300	23,031
Dassault Systemes SA	France	1,500	170,322
[a]eBay Inc.	United States	1,050	57,414
[a]Facebook Inc., A	United States	980	26,705
[a]Google Inc., A	United States	216	173,059
Infosys Ltd., ADR	India	3,200	172,576
International Business Machines Corp.	United States	330	66,274
[a]LinkedIn Corp., A	United States	270	45,409
MasterCard Inc., A	United States	190	98,386
MercadoLibre Inc.	Argentina	2,100	179,781
Microsoft Corp.	United States	4,450	123,710
[a]Nuance Communications Inc.	United States	1,750	32,217
Oracle Corp.	United States	1,880	64,409
[a]Red Hat Inc.	United States	550	27,945
The Sage Group PLC	United Kingdom	37,000	190,773
[a]Salesforce.com Inc.	United States	330	55,843
[a]Symantec Corp.	United States	1,952	45,755
Trend Micro Inc.	Japan	1,800	50,923
[a]Vantiv Inc., A	United States	1,600	34,816
Visa Inc., A	United States	610	96,770
[a]VMware Inc., A	United States	280	20,112
			2,008,217
Technology Hardware & Equipment 2.0%			
[a]Acme Packet Inc.	United States	790	23,052
Apple Inc.	United States	534	235,708
Cisco Systems Inc.	United States	8,066	168,176
Dell Inc.	United States	1,194	16,656
Ericsson, B	Sweden	3,650	44,291
[a]F5 Networks Inc.	United States	500	47,215

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[a]Flextronics International Ltd.	Singapore	8,960	59,584
Hewlett-Packard Co.	United States	2,360	47,530
Kingboard Chemical Holdings Ltd.	Hong Kong	23,500	71,509
QUALCOMM Inc.	United States	1,600	105,008
TE Connectivity Ltd.	United States	954	38,284
[a]Trimble Navigation Ltd.	United States	670	39,818
Xerox Corp.	United States	6,700	54,337
			951,168
Telecommunication Services 1.2%			
China Mobile Ltd.	China	3,000	33,034
China Telecom Corp. Ltd., H	China	74,000	38,356
France Telecom SA	France	4,590	44,475
[a]SBA Communications Corp.	United States	680	48,362
Singapore Telecommunications Ltd.	Singapore	11,000	30,554
Telefonica SA	Spain	3,915	51,132
Telenor ASA	Norway	5,640	121,471
Vivendi SA	France	1,975	41,581
Vodafone Group PLC	United Kingdom	66,203	166,304
			575,269
Transportation 1.0%			
A.P. Moller - Maersk AS, B	Denmark	7	56,004
Deutsche Lufthansa AG	Germany	4,100	82,732
DSV AS, B	Denmark	7,200	176,925
[a]Hub Group Inc., A	United States	900	33,957
Kansas City Southern	United States	470	48,396
Union Pacific Corp.	United States	390	53,473
			451,487
Utilities 0.2%			
Entergy Corp.	United States	344	21,417
Exelon Corp.	United States	1,202	37,250
GDF Suez	France	1,380	26,098
NRG Energy Inc.	United States	1,374	32,976
			117,741
Total Common Stocks (Cost $20,692,541)			23,612,094
Preferred Stocks 1.0%			
Banks 0.2%			
Banco Bradesco SA, ADR, pfd.	Brazil	6,000	107,820
Energy 0.1%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	3,800	63,574
Materials 0.7%			
Vale SA, ADR, pfd., A	Brazil	17,500	321,475
Total Preferred Stocks (Cost $565,100)			492,869
		Principal Amount	
Corporate Bonds 2.1%			
Banks 0.3%			
HSBC USA Inc., senior note, 2.375%, 2/13/15	United Kingdom	120,000	123,786
Capital Goods 0.2%			
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000	90,216
Diversified Financials 0.3%			
GE Capital European Funding, senior note, 4.875%, 3/06/13	United States	100,000 EUR	130,632
Energy 0.2%			
Chevron Corp., senior note, 1.104%, 12/05/17	United States	75,000	75,273
Food & Staples Retailing 0.3%			
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000	150,355
Food, Beverage & Tobacco 0.3%			
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000	150,207
Media 0.3%			
[b]Clear Channel Communications Inc., senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	55,000	51,425

The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000		110,030
				161,455
Technology Hardware & Equipment 0.1%				
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000		50,984
Transportation 0.1%				
[b,c] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	27,000		31,117
American Airlines Pass Through Trust,				
2009-1A, 10.375%, 7/02/19	United States	1,635		1,718
2011-2A, 8.625%, 4/15/23	United States	2,820		2,956
				35,791
Total Corporate Bonds (Cost $954,920)				968,699
		Units		
Exchange Traded Notes (Cost $2,427,385) 4.5%				
Energy 4.5%				
[a,d,e] iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	52,320		2,111,635
		Principal Amount		
Foreign Government and Agency Securities 16.2%				
Government of Australia, senior bond, 5.50%, 12/15/13	Australia	120,000	AUD	125,272
Government of Canada,				
2.00%, 8/01/13	Canada	200,000	CAD	194,861
1.00%, 11/01/14	Canada	24,000	CAD	23,296
2.00%, 12/01/14	Canada	48,000	CAD	47,399
1.00%, 2/01/15	Canada	132,000	CAD	128,152
[b] Government of France, senior note, 144A, 1.375%, 1/29/18	France	152,000		151,633
Government of Hungary,				
5.50%, 2/12/14	Hungary	10,500,000	HUF	46,689
4.125%, 2/19/18	Hungary	50,000		49,437
5.375%, 2/21/23	Hungary	80,000		79,100
senior note, 4.375%, 7/04/17	Hungary	95,000	EUR	122,632
senior note, 5.75%, 6/11/18	Hungary	10,000	EUR	13,550
senior note, 6.25%, 1/29/20	Hungary	32,000		34,720
senior note, 6.375%, 3/29/21	Hungary	6,000		6,514
Government of Indonesia, FR49, 9.00%, 9/15/13	Indonesia	1,600,000,000	IDR	170,187
Government of Ireland,				
4.60%, 4/18/16	Ireland	8,000	EUR	11,267
5.50%, 10/18/17	Ireland	42,000	EUR	61,344
5.90%, 10/18/19	Ireland	26,000	EUR	38,717
4.50%, 4/18/20	Ireland	40,000	EUR	55,019
5.00%, 10/18/20	Ireland	123,000	EUR	174,235
senior bond, 4.50%, 10/18/18	Ireland	11,000	EUR	15,427
senior bond, 4.40%, 6/18/19	Ireland	37,000	EUR	51,097
senior bond, 5.40%, 3/13/25	Ireland	122,000	EUR	173,367
Government of Israel, 3.50%, 9/30/13	Israel	730,000	ILS	198,648
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	960,000	MYR	312,183
senior bond, 5.094%, 4/30/14	Malaysia	420,000	MYR	138,993
Government of Mexico,				
9.00%, 6/20/13	Mexico	24,660[f]	MXN	195,985
8.00%, 12/19/13	Mexico	38,700[f]	MXN	312,187
9.50%, 12/18/14	Mexico	23,700[f]	MXN	202,516
6.00%, 6/18/15	Mexico	1,800[f]	MXN	14,615
8.00%, 12/17/15	Mexico	1,800[f]	MXN	15,424
Government of Norway, 6.50%, 5/15/13	Norway	1,765,000	NOK	310,359
Government of Poland,				
5.25%, 4/25/13	Poland	1,490,000	PLN	470,481
5.00%, 10/24/13	Poland	460,000	PLN	146,350
5.75%, 4/25/14	Poland	860,000	PLN	277,713
Government of Singapore, senior bond,				
1.625%, 4/01/13	Singapore	570,000	SGD	460,736
0.25%, 2/01/14	Singapore	322,000	SGD	260,237
Government of Sweden,				
1.50%, 8/30/13	Sweden	140,000	SEK	21,750
6.75%, 5/05/14	Sweden	2,470,000	SEK	408,120

Franklin Templeton International Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[b]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000		297,727
Korea Monetary Stabilization Bond,				
senior bond, 3.90%, 8/02/13	South Korea	181,900,000	KRW	168,633
senior note, 2.78%, 10/02/14	South Korea	71,000,000	KRW	65,598
senior note, 2.84%, 12/02/14	South Korea	13,270,000	KRW	12,275
senior note, 2.74%, 2/02/15	South Korea	39,260,000	KRW	36,266
Korea Treasury Bond,				
senior bond, 3.75%, 6/10/13	South Korea	510,000,000	KRW	468,590
senior bond, 3.00%, 12/10/13	South Korea	465,000,000	KRW	430,042
senior note, 3.25%, 12/10/14	South Korea	92,800,000	KRW	86,496
senior note, 3.25%, 6/10/15	South Korea	42,660,000	KRW	39,874
senior note, 2.75%, 12/10/15	South Korea	34,520,000	KRW	31,935
[g]Mexican Udibonos, Index Linked,				
4.50%, 12/18/14	Mexico	546[h]	MXN	4,539
5.00%, 6/16/16	Mexico	1,623[h]	MXN	14,336
3.50%, 12/14/17	Mexico	1,770[h]	MXN	15,423
4.00%, 6/13/19	Mexico	1,672[h]	MXN	15,357
2.50%, 12/10/20	Mexico	344[h]	MXN	2,942
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	180,000	AUD	186,437
United Kingdom Treasury Bond, 4.50%, 3/07/13	United Kingdom	120,000	GBP	182,131
Total Foreign Government and Agency Securities (Cost $7,514,719)				7,578,813
U.S. Government and Agency Securities 6.1%				
FHLB, 0.25%, 2/20/15	United States	375,000		374,623
U.S. Treasury Note,				
0.625%, 7/15/14	United States	1,150,000		1,156,694
0.375%, 3/15/15	United States	150,000		150,387
1.00%, 8/31/16	United States	1,150,000		1,172,012
Total U.S. Government and Agency Securities (Cost $2,833,260)				2,853,716
Total Investments before Short Term Investments (Cost $34,987,925)				37,617,826
Short Term Investments 17.9%				
Foreign Government and Agency Securities 1.6%				
[i]Bank of Negara Monetary Notes, 5/23/13 - 12/12/13	Malaysia	1,770,000	MYR	565,190
Government of Canada,				
2.50%, 9/01/13	Canada	17,000	CAD	16,613
1.00%, 2/01/14	Canada	87,000	CAD	84,431
[i]Sweden Treasury Bills, 3/20/13 - 6/19/13	Sweden	420,000	SEK	64,894
Total Foreign Government and Agency Securities (Cost $737,116)				731,128
U.S. Government and Agency Securities 7.6%				
[i,j]U.S. Treasury Bill,				
3/14/13	United States	1,000,000		999,986
5/16/13	United States	250,000		249,949
U.S. Treasury Note, 1.375%, 5/15/13	United States	2,300,000		2,306,290
Total U.S. Government and Agency Securities (Cost $3,555,870)				3,556,225
Total Investments before Money Market Funds (Cost $39,280,911)				41,905,179
		Shares		
Money Market Funds (Cost $4,093,412) 8.7%				
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	4,093,412		4,093,412
Total Investments (Cost $43,374,323) 98.1%				45,998,591
Other Assets, less Liabilities 1.9%				904,212
Net Assets 100.0%				$ 46,902,803

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

Franklin Templeton International Trust

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2013, the aggregate value of these securities was $670,636, representing 1.43% of net assets.

[c] Defaulted security or security for which income has been deemed uncollectible.

[d] Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.

[e] See Note 5 regarding investment in GAF Holdings Corp.

[f] Principal amount is stated in 100 Mexican Peso Units.

[g] Principal amount of security is adjusted for inflation.

[h] Principal amount is stated in 100 Unidad de Inversion Units.

[i] The security is traded on a discount basis with no stated coupon rate.

[j] Security or a portion of the security has been pledged as collateral for open futures. At February 28, 2013, the value of these securities pledged as collateral was $1,249,935, representing 2.66% of net assets.

[k] The Institutional Fiduciary Trust Money Market Portfolio is managed by one of the Fund's investment managers.

At February 28, 2013, the Fund had the following futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts						
Amsterdam Index	Short	3	$ 266,787	3/15/13	$ -	$ (88)
DAX Index	Long	13	3,289,826	3/15/13	42,915	-
FTSE 100 Index	Long	9	867,954	3/15/13	49,094	-
FTSE/MIB Index	Long	11	1,143,362	3/15/13	3,594	-
Hang Seng Index	Long	10	1,480,975	3/27/13	21,278	-
S&P 500 E-Mini	Short	22	1,664,630	3/15/13	-	(78,587)
S&P/TSX 60 Index	Short	3	429,415	3/14/13	-	(19,108)
SPI 200 Index	Short	2	259,666	3/21/13	-	(9,096)
TOPIX Index	Short	18	1,887,269	3/7/13	-	(326,197)
			11,289,884		116,881	(433,076)
Interest Rate Contracts						
10 Yr. Mini Japan Government Bond	Long	4	626,239	3/8/13	176	-
Australian 10 Yr. Bond	Long	21	2,630,451	3/15/13	31,103	-
Canadian 10 Yr. Bond	Short	6	779,840	6/19/13	-	(6,828)
Euro-Bund	Short	8	1,514,913	3/7/13	1,019	-
Long Gilt	Short	33	5,840,463	6/26/13	-	(25,110)
U.S. Treasury 10 Yr. Note	Long	40	5,261,875	6/19/13	144	-
			16,653,781		32,442	(31,938)
Total			$ 27,943,665		149,323	(465,014)
Net unrealized appreciation (depreciation) on financial futures contracts						$ (315,691)

At February 28, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	83,517	109,524	3/01/13	$ -	$ (446)
Euro	DBAB	Sell	83,517	112,456	3/01/13	3,377	-
Euro	UBSW	Sell	108,000	141,205	3/06/13	145	-
Euro	BZWS	Sell	7,491	9,937	3/07/13	153	-
Indian Rupee	JPHQ	Buy	11,380,800	205,768	3/07/13	3,222	-
Euro	CITI	Sell	25,814	33,950	3/08/13	234	-
Euro	DBAB	Sell	40,000	52,652	3/08/13	407	-

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Mexican Peso	HSBC	Buy	753,430	56,177	3/08/13	2,792	-
Euro	BZWS	Sell	12,953	17,032	3/11/13	113	-
Singapore Dollar	CITI	Buy	39,045	31,000	3/11/13	527	-
Singapore Dollar	CITI	Sell	39,045	31,955	3/11/13	428	-
Malaysian Ringgit	HSBC	Buy	113,809	37,000	3/11/13	-	(222)
Malaysian Ringgit	JPHQ	Buy	30,630	10,000	3/12/13	-	(102)
Euro	BZWS	Sell	4,551	5,973	3/15/13	28	-
Malaysian Ringgit	HSBC	Buy	49,054	16,000	3/15/13	-	(152)
Singapore Dollar	BZWS	Buy	40,325	32,819	3/18/13	-	(258)
Singapore Dollar	BZWS	Sell	40,325	33,013	3/18/13	452	-
Malaysian Ringgit	DBAB	Buy	38,299	12,432	3/18/13	-	(61)
Euro	CITI	Sell	2,661	3,494	3/19/13	18	-
Euro	BZWS	Sell	4,538	6,024	3/21/13	96	-
Australian Dollar	DBAB	Buy	2,400,000	2,499,923	3/21/13	-	(52,840)
Australian Dollar	DBAB	Sell	400,000	418,454	3/21/13	10,607	-
British Pound	DBAB	Buy	124,000	195,930	3/21/13	-	(7,882)
British Pound	DBAB	Sell	2,206,000	3,572,370	3/21/13	226,931	-
Canadian Dollar	DBAB	Buy	650,000	652,414	3/21/13	-	(22,105)
Canadian Dollar	DBAB	Sell	1,620,000	1,638,184	3/21/13	67,261	-
Euro	DBAB	Buy	700,000	924,159	3/21/13	-	(9,785)
Euro	DBAB	Sell	2,759,000	3,641,262	3/21/13	37,320	-
Japanese Yen	DBAB	Sell	25,000,000	269,812	3/21/13	-	(174)
Japanese Yen	DBAB	Buy	37,000,000	395,616	3/21/13	3,963	-
Japanese Yen	DBAB	Sell	185,950,000	2,184,167	3/21/13	176,010	-
New Zealand Dollar	DBAB	Buy	1,040,000	870,512	3/21/13	-	(11,715)
New Zealand Dollar	DBAB	Sell	350,000	291,236	3/21/13	2,218	-
Norwegian Krone	DBAB	Buy	6,934,000	1,231,966	3/21/13	-	(24,675)
Norwegian Krone	DBAB	Sell	360,000	64,830	3/21/13	2,150	-
Swedish Krona	DBAB	Buy	6,531,000	985,250	3/21/13	24,465	-
Swedish Krona	DBAB	Sell	1,779,000	275,542	3/21/13	503	-
Swiss Franc	DBAB	Sell	850,000	911,313	3/21/13	3,851	-
Euro	CITI	Sell	9,009	11,886	3/26/13	118	-
Singapore Dollar	FBCO	Buy	29,000	23,049	3/26/13	368	-
Singapore Dollar	FBCO	Sell	29,000	23,740	3/26/13	324	-
Singapore Dollar	MSCO	Buy	28,500	22,530	3/26/13	483	-
Singapore Dollar	MSCO	Sell	28,500	23,329	3/26/13	316	-
Euro	DBAB	Sell	4,566	6,101	3/28/13	136	-
Euro	DBAB	Sell	2,665	3,556	4/02/13	75	-
Euro	BZWS	Sell	4,483	5,984	4/05/13	127	-
Euro	DBAB	Sell	5,365	7,037	4/11/13	28	-
Euro	HSBC	Sell	5,386	7,126	4/16/13	89	-
Euro	BZWS	Sell	4,457	5,862	4/19/13	39	-
Euro	JPHQ	Sell	865	1,145	4/23/13	15	-
Euro	RBS	Buy	222,000	295,260	4/26/13	-	(5,189)
Polish Zloty	RBS	Buy	400,000	127,877	4/26/13	-	(2,617)
Euro	BZWS	Sell	3,615	4,802	4/30/13	78	-
Euro	CITI	Sell	4,537	5,998	5/07/13	69	-
Euro	CITI	Sell	9,840	12,822	5/13/13	-	(37)
Euro	BZWS	Sell	3,672	4,736	5/16/13	-	(63)
Euro	BOFA	Buy	2,995	4,003	5/17/13	-	(89)

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Euro	BOFA	Sell	36,970	49,359	5/17/13	1,045	-
Euro	DBAB	Buy	2,422	3,193	5/17/13	-	(27)
Euro	FBCO	Buy	501	660	5/17/13	-	(5)
Euro	FBCO	Sell	36,970	49,345	5/17/13	1,031	-
Euro	BZWS	Sell	12,252	15,670	5/21/13	-	(342)
Euro	BZWS	Sell	6,832	8,747	5/22/13	-	(182)
Euro	JPHQ	Sell	11,547	14,812	5/23/13	-	(279)
Euro	BZWS	Sell	5,324	6,746	5/29/13	-	(212)
Euro	BZWS	Sell	9,592	11,928	6/05/13	-	(610)
Euro	BZWS	Sell	3,708	4,640	6/06/13	-	(207)
Euro	BZWS	Sell	1,929	2,441	6/20/13	-	(81)
Euro	BOFA	Sell	16,023	21,604	7/17/13	653	-
Euro	BZWS	Sell	68,681	91,713	7/17/13	1,909	-
Euro	DBAB	Sell	508	686	7/17/13	22	-
Euro	FBCO	Sell	756	1,022	7/17/13	34	-
Euro	HSBC	Sell	301	406	7/17/13	12	-
Euro	DBAB	Sell	16,000	19,891	7/31/13	-	(1,032)
Euro	JPHQ	Sell	16,000	19,866	7/31/13	-	(1,058)
Euro	UBSW	Sell	17,000	20,924	8/01/13	-	(1,308)
Euro	HSBC	Sell	16,000	19,798	8/02/13	-	(1,126)
Euro	BZWS	Sell	17,004	23,089	8/05/13	851	-
British Pound	BOFA	Sell	84,172	130,467	8/19/13	2,891	-
British Pound	FBCO	Sell	173,512	268,613	8/19/13	5,628	-
Japanese Yen	CITI	Sell	34,544,250	439,886	9/10/13	66,225	-
Chilean Peso	DBAB	Buy	153,440,000	306,451	9/10/13	9,458	-
Euro	DBAB	Sell	805,000	1,017,665	9/10/13	-	(35,436)
Swedish Krona	DBAB	Buy	3,003,165	348,707 EUR	9/10/13	6,433	-
Japanese Yen	JPHQ	Sell	33,831,600	433,083	9/10/13	67,131	-
Philippine Peso	JPHQ	Buy	10,959,000	260,811	9/10/13	8,414	-
Singapore Dollar	JPHQ	Buy	185,396	148,918	9/10/13	805	-
Singapore Dollar	JPHQ	Sell	185,396	151,814	9/10/13	2,091	-
Euro	BZWS	Sell	70,528	90,535	9/12/13	-	(1,730)
Euro	DBAB	Sell	90,000	119,722	9/23/13	1,969	-
Euro	DBAB	Sell	32,000	42,271	9/27/13	402	-
Euro	DBAB	Sell	46,000	59,683	10/03/13	-	(508)
Mexican Peso	DBAB	Buy	1,296,000	97,491	10/11/13	1,919	-
Japanese Yen	JPHQ	Sell	6,550,000	74,415	10/18/13	3,531	-
Euro	BZWS	Sell	174,000	229,045	10/21/13	1,328	-
Swedish Krona	BZWS	Buy	480,000	54,830 EUR	10/21/13	2,120	-
Chilean Peso	CITI	Buy	160,137,000	324,000	10/21/13	4,097	-
Euro	JPHQ	Sell	17,084	21,876	11/12/13	-	(487)
Japanese Yen	DBAB	Sell	1,634,000	20,637	11/13/13	2,948	-
Japanese Yen	JPHQ	Sell	1,300,000	16,492	11/13/13	2,419	-
Euro	DBAB	Sell	21,573	27,541	11/15/13	-	(699)
Euro	DBAB	Sell	6,771	8,699	11/19/13	-	(165)
Euro	JPHQ	Sell	21,301	27,193	11/20/13	-	(692)

Euro	DBAB	Sell	24,773	32,557	1/07/14	110	-
Japanese Yen	DBAB	Sell	3,820,000	43,092	1/17/14	1,698	-
Japanese Yen	JPHQ	Sell	6,930,000	78,267	1/17/14	3,173	-
Euro	DBAB	Sell	64,000	86,336	1/31/14	2,490	-
Euro	DBAB	Sell	113,000	151,638	2/11/14	3,582	-
Japanese Yen	HSBC	Sell	4,290,000	46,123	2/12/14	-	(383)
Japanese Yen	JPHQ	Sell	4,287,000	46,115	2/12/14	-	(358)
Japanese Yen	CITI	Sell	5,680,000	61,467	2/13/14	-	(108)
Japanese Yen	JPHQ	Sell	2,850,000	30,795	2/13/14	-	(101)
Japanese Yen	JPHQ	Sell	2,850,000	30,780	2/18/14	-	(118)
Japanese Yen	CITI	Sell	2,840,000	30,770	2/19/14	-	(21)
Japanese Yen	GSFX	Sell	2,850,000	30,746	2/19/14	-	(153)
Japanese Yen	BZWS	Sell	1,420,000	15,339	2/25/14	-	(58)
Japanese Yen	BZWS	Sell	2,840,000	30,708	2/27/14	-	(86)
Japanese Yen	DBAB	Sell	915,000	9,996	2/27/14	75	-
Euro	DBAB	Sell	83,517	109,887	3/03/14	437	-
Unrealized appreciation (depreciation)						776,467	(185,984)
Net unrealized appreciation (depreciation)						$ 590,483	

*In U.S. dollars unless otherwise indicated.

At February 28, 2013, the Fund had the following equity total return swap contracts outstanding. See Note 3.

Counterparty	Description	Type	Notional Amount*		Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCO	Swiss Market Index Bullet Swap	Sell	1,889,797	CHF	3/15/13	$ -	$ (162,901)

*In U.S. dollars unless otherwise indicated.

Abbreviations

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSFX - Goldman Sachs Bank
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
RBS - The Royal Bank of Scotland Group PLC
UBSW - UBS AG

Franklin Templeton International Trust
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW- South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

ADR - American Depositary Receipt
ETN - Exchange Traded Note
FHLB - Federal Home Loan Bank
GDR - Global Depositary Receipt

Franklin Templeton International Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation

inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into OTC equity total return swap contracts primarily to manage and/or gain exposure to the equity price risk of an underlying asset. An equity total return swap is an agreement between the Fund and a counterparty to exchange a market linked return based upon a notional principal amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss. Pursuant to the terms of the equity total return swap contract, cash or securities may be

required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral. The Fund did not hold any option contracts at period end.

4. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 43,540,443
Unrealized appreciation	$ 3,670,553
Unrealized depreciation	(1,212,405)
Net unrealized appreciation (depreciation)	$ 2,458,148

5. INVESTMENTS IN GAF HOLDINGS CORP. (GAF SUBSIDIARY)

The Fund invests in certain financial instruments through its investment in GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2013, all GAF Subsidiary investments are reflected in the Fund's Statement of Investments.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities				
Equity Investments[a,b]	$ 24,104,963	$ -	$ -	$ 24,104,963
Corporate Bonds	-	968,699	-	968,699
Exchange Traded Notes	2,111,635	-	-	2,111,635
Foreign Government and Agency Securities	-	7,578,813	-	7,578,813
U.S. Government and Agency Securities	-	2,853,716	-	2,853,716
Short Term Investments	5,343,347	3,037,418	-	8,380,765
Total Investments in Securities	$ 31,559,945	$ 14,438,646	$ -	$ 45,998,591
Forward Exchange Contracts	-	776,467	-	776,467
Futures Contracts	149,323	-	-	149,323
Liabilities:				
Forward Exchange Contracts	-	185,984	-	185,984
Futures Contracts	465,014	-	-	465,014
Swaps	-	162,901	-	162,901

[a]Includes common and preferred stocks.

[b]For detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date April 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date April 26, 2013